Security Deposits and Maintenance Reserves - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the period	R$ 1,259,127	R$ 1,078,005
Additions	357,291	317,244
Refunds from sublease		3,275
Write-offs	(32,100)	(9,638)
Refunds/returns	(260,162)	(150,454)
Foreign exchanges variations	222,564	20,695
Balance at end of the period	1,546,720	1,259,127
Maintenance reserve deposits [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the period	1,078,135	858,233
Additions	317,698	291,429
Write-offs	(31,132)	(9,638)
Refunds/returns	(236,987)	(81,013)
Foreign exchanges variations	193,776	19,124
Balance at end of the period	1,321,490	1,078,135
Security deposits [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the period	180,992	219,772
Additions	39,593	25,815
Refunds from sublease		3,275
Write-offs	(968)
Refunds/returns	(23,175)	(69,441)
Foreign exchanges variations	28,788	1,571
Balance at end of the period	R$ 225,230	R$ 180,992